DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE
DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE

Our derivative instruments are not designated as hedging instruments and the positions at June 30, 2018 and December 31, 2017 are summarized as follows:

(in thousands of $)	2018	2017
Interest rate swaps	10,700	2,864
Currency swaps	26	83
Bunker derivatives	1,085	801
Asset - Derivatives fair value	11,811	3,748

(in thousands of $)	2018	2017
Interest rate swaps	—	1,914
Currency swaps	94	66
Bunker derivatives	116	313
Forward freight derivatives	703	—
Liability - Derivatives fair value	913	2,293

During the six months ended June 30, 2018 and June 30, 2017, the following amounts were recognized in the consolidated statement of operations:

(in thousands of $)		2018	2017
Interest rate swaps	Mark to market gain (loss)	9,795	(4,003)
Foreign currency swaps	Mark to market gain (loss)	(85)	206
Forward freight agreements	Mark to market gain (loss)	(2,772)	7
Bunker derivatives	Mark to market gain (loss)	993	(6)
		7,931	(3,796)